Acquisition of Sri Sai Cable and Broadband Private Limited (Details) - USD ($)		12 Months Ended
	Mar. 07, 2023	Mar. 31, 2024	Mar. 31, 2023
Acquisition of Sri Sai Cable and Broadband Private Limited [Line Items]
Consideration amount	$ 2,500,000
Additional commitment invest	$ 7,500,000
Revenues		$ 21,363,772	$ 19,008,182
Profit		745,955	$ 1,453,631
Capital investment		$ 7,500,000
Sri Sai cable and Broadband Private Limited [Member]
Acquisition of Sri Sai Cable and Broadband Private Limited [Line Items]
Acquired percentage	51.00%	51.00%
Mr. Nimish Pandya [Member]
Acquisition of Sri Sai Cable and Broadband Private Limited [Line Items]
Acquired percentage	49.00%
Equity shares percentage	2.00%